SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL
Issued and outstanding common shares continuity

	Number of
	Common
(in thousands except share amounts)	Shares	Share Capital

Balance-January 1, 2022	812,429,995	$1,517,029
Issued for cash:
Shares issued proceeds-total	11,042,862	20,200
Less: share issue costs	—	(599)
Other share issue proceeds-total	128,052	219
Less: other share issue costs	—	(50)
Share option exercises	2,169,681	1,459
Share option exercises-transfer from contributed surplus	—	550
Share unit exercises-transfer from contributed surplus	555,002	401
	13,895,597	22,180
Balance-December 31, 2022	826,325,592	$1,539,209

Issued for cash:
Shares issued proceeds-total	56,786,160	112,969
Less: share issue costs	—	(5,085)
Other share issue proceeds-total	153,237	213
Less: other share issue costs	—	(20)
Share option exercises	4,559,047	3,534
Share option exercises-transfer from contributed surplus	—	1,474
Share unit exercises-transfer from contributed surplus	3,146,335	2,730
	64,644,779	115,815
Balance-December 31, 2023	890,970,371	$1,655,024